Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0000076605
Registrant Name	PATRICK INDUSTRIES INC
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES